The Company's shareholding structure is shown as follows: (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Number of shares	1,346,674,477	1,341,757,835
Participation	100.00%	100.00%
Controlling Shareholder [member]
IfrsStatementLineItems [Line Items]
Participation	41.42%	100.00%
Controlling Shareholders [Member]
IfrsStatementLineItems [Line Items]
Number of shares	557,857,105	1,341,757,835
Outstanding Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	788,817,372
Participation	58.58%